INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total assets	$ 122,520	$ 84,347
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Logistics
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Self-storage
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Mixed-use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Logistics
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Self-storage
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Mixed-use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	76,014	48,780
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	4,182	2,577
Level 3 | Core Office | Commercial properties | United States
Disclosure of fair value measurement of assets [line items]
Total assets	14,415	14,259
Level 3 | Core Office | Commercial properties | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	4,127	4,493
Level 3 | Core Office | Commercial properties | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	2,342	2,472
Level 3 | Core Office | Commercial properties | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	137	120
Level 3 | Core Office | Commercial properties | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	329	327
Level 3 | Core Office | Commercial developments | United States
Disclosure of fair value measurement of assets [line items]
Total assets	822	568
Level 3 | Core Office | Commercial developments | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	118	104
Level 3 | Core Office | Commercial developments | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	49	8
Level 3 | Core Office | Commercial developments | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	1,194	920
Level 3 | Core Office | Commercial developments | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Core Retail | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	17,224	0
Level 3 | Core Retail | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	383	0
Level 3 | LP Investments - Office | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	7,861	6,044
Level 3 | LP Investments - Office | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	577	231
Level 3 | LP Investments Retail | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	3,408	3,406
Level 3 | LP Investments Retail | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	6	6
Level 3 | Logistics | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	183	1,409
Level 3 | Logistics | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	533
Level 3 | Multifamily | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	4,151	3,925
Level 3 | Multifamily | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Triple Net Lease | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	5,067	4,804
Level 3 | Triple Net Lease | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Self-storage | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	847	1,796
Level 3 | Self-storage | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	84	58
Level 3 | Student Housing | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,031	1,204
Level 3 | Student Housing | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	386	149
Level 3 | Manufactured Housing | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,369	2,206
Level 3 | Manufactured Housing | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Mixed-use | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	11,523	2,315
Level 3 | Mixed-use | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 563	$ 0